Note 9 - Share Capital (Tables)	3 Months Ended
Mar. 31, 2017
Notes Tables
Schedule of Stockholders' Equity Note, Warrants or Rights [Table Text Block]
Number of share purchase warrants (000’s)	Price per share C$	Expiry date
8,655	0.65	January 10, 2022
610	0.65	January 12, 2022